Share-Based Compensation - Schedule of Activity in Share Options (Details) - Share Options [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Activity in Share Options [Line Items]
Number of Options, Outstanding Beginning (in Shares)	8,208,219	8,263,019
Weighted Average Exercise Price, Outstanding Beginning	¥ 17.73	¥ 17.83
Weighted Average Grant-date Fair Value, Outstanding Beginning	¥ 28.28	¥ 28.39
Number of Options, Granted (in Shares)
Weighted Average Exercise Price, Granted
Weighted Average Grant-date Fair Value, Granted
Number of Options, Exercised (in Shares)
Weighted Average Exercise Price, Exercised
Weighted Average Grant-date Fair Value, Exercised
Number of Options, Forfeited (in Shares)	(8,700)	(54,800)
Weighted Average Exercise Price, Forfeited	¥ 24.09	¥ 24.11
Weighted Average Grant-date Fair Value, Forfeited	¥ 41.65	¥ 44.75
Number of Options, Outstanding Ending (in Shares)	8,199,519	8,208,219
Weighted Average Exercise Price, Outstanding Ending	¥ 17.72	¥ 17.73
Weighted Average Grant-date Fair Value, Outstanding Ending	¥ 28.26	¥ 28.28
Number of Options, Vested and Expected to Vest (in Shares)	8,199,519
Weighted Average Exercise Price, Vested and Expected to Vest	¥ 17.72
Weighted Average Grant-date Fair Value, Vested and Expected to Vest (in Shares)	28.26